CONSOLIDATED BALANCE SHEET (Unaudited) - USD ($) $ in Thousands	Mar. 31, 2016	Dec. 31, 2015	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
ASSETS
Cash and cash equivalents	$ 135,898	$ 88,173	$ 119,685	$ 127,630	$ 125,226	$ 107,164
Marketable securities	11,622	11,622		0
Accounts receivable, net of allowance of $1,476 and $1,739, respectively	68,975	65,851		33,735
Other current assets	40,395	39,049		27,812
Total current assets	256,890	204,695		189,177
Property and equipment, net of accumulated depreciation and amortization of $76,095 and $70,644, respectively	50,807	48,067		42,997
Goodwill	1,301,880	1,292,775		793,763
Intangible assets, net of accumulated amortization of $31,642 and $23,232, respectively	271,017	276,408		207,613
Long-term investments	54,855	55,569		62,979
Other non-current assets	29,435	31,878		5,580
TOTAL ASSETS	1,964,884	1,909,392		1,302,109
LIABILITIES
Current portion of long-term debt	40,000	40,000		0
Accounts payable	28,827	25,767		11,797
Deferred revenue	191,553	169,321		134,790
Accrued expenses and other current liabilities	122,418	118,556		94,719
Total current liabilities	382,798	353,644		241,306
Long-term debt, net of current maturities	1,167,897	1,176,871		0
Income taxes payable	9,325	9,670		11,442
Deferred income taxes	35,472	34,947		41,875
Other long-term liabilities	55,886	49,542		13,446
Redeemable noncontrolling interests	5,971	5,907		3,678
Commitments and contingencies
SHAREHOLDERS' EQUITY
Preferred stock; $0.001 par value; authorized 500,000,000 shares; no shares issued and outstanding	0	0		0
Additional paid-in capital	418,852	404,771		0
Retained earnings	17,764	10,612		0
Accumulated other comprehensive loss	(129,330)	(136,820)		(78,048)
Total Match Group, Inc. shareholders' equity	307,535	278,811		799,587
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	1,964,884	1,909,392		1,302,109
Common Stock
SHAREHOLDERS' EQUITY
Common stock	39	38		0
Class B Common Stock
SHAREHOLDERS' EQUITY
Common stock	210	210		0
Class C Common Stock
SHAREHOLDERS' EQUITY
Common stock	$ 0	$ 0		$ 0